Earnings per share - Schedule of weighted average number of ordinary shares (Details) - shares	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Earnings per share [line items]
Beginning of period (in shares)	290,169,769
Issuance of shares (in shares)	0
Purchase of treasury shares (in shares)	0
Withdrawal of treasury shares (in shares)	0
Transfer of treasury shares (in shares)	0
End of period (in shares)	290,169,769		290,169,769
Weighted number of shares
Weighted average number of shares (basic) (in shares)	290,169,769	194,216,835	290,169,769
Issuance of shares (in shares)	0
Purchase of treasury shares (in shares)	0
Withdrawal of treasury shares (in shares)	0
Increase (decrease) in weighted number of shares through transfer of treasury shares (in shares)	0
Shares issued
Earnings per share [line items]
Beginning of period (in shares)	315,977,647
Issuance of shares (in shares)	0
Purchase of treasury shares (in shares)	0
Withdrawal of treasury shares (in shares)	0
Transfer of treasury shares (in shares)	0
End of period (in shares)	315,977,647		315,977,647
Treasury shares
Earnings per share [line items]
Beginning of period (in shares)	25,807,878
Issuance of shares (in shares)	0
Purchase of treasury shares (in shares)	0
Withdrawal of treasury shares (in shares)	0
Transfer of treasury shares (in shares)	0
End of period (in shares)	25,807,878		25,807,878